ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2023
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

The accompanying consolidated financial statements include the financial statements of The9 Limited (“The9”), which was incorporated on December 22, 1999 in the Cayman Islands, its subsidiaries, the consolidated variable interest entity (the “VIE”) and the subsidiaries of the VIE. The9 Limited, its subsidiaries, the VIE and the subsidiaries of the VIE are collectively referred to as the “Group”, the “Company” or where appropriate, the terms the “Group”, “we”, “our”, or “us” also referred to The9 Limited and subsidiaries, which included The9 Limited, its subsidiaries, the consolidated VIE and the subsidiaries of the VIE as a whole, unless specific reference is made to an entity.

The Group had been operating an online game business before the Group’s listing until 2021, the Group has turned our business focus to blockchain business and are primarily engaged in the operation of cryptocurrency mining since 2022.

The Company’s principal subsidiaries and VIE are as follows as of December 31, 2023:

	Date of	Place of	Legal
Name of Entities	Registration	Registration	Ownership
Principal subsidiaries:
GameNow.net (Hong Kong) Ltd. (“GameNow Hong Kon”)	January‑2000	Hong Kong	100%
China The9 Interactive Limited (“C9I”)	October‑2003	Hong Kong	100%
China The9 Interactive (Beijing) Ltd. (“C9I Beijing”)	March‑2007	PRC	100%
JiuTuo (Shanghai) Information Technology Ltd. (“Jiu Tuo”)	July-2007	PRC	100%
China Crown Technology Ltd. (“China Crown Technology”)	November‑2007	Hong Kong	100%
Asian Way Development Ltd. (“Asian Way”)	November‑2007	Hong Kong	100%
New Star International Development Ltd. (“New Star”)	January‑2008	Hong Kong	100%
Shanghai Jiu Gang Electronic Technology Ltd. (“Jiu Gang”)	December‑2014	PRC	100%
City Channel Ltd. (“City Channel”)	June‑2006	Hong Kong	100%
Montcrypto Limited (“Montcrypto”)	February-2021	Canada	61%
Terry First Limited (“Terry First”)	June-2021	UK	100%
System Run Limited (“System Run”)	September-2021	Cayman Islands	100%
Lucky Pure Limited (“Lucky Pure”)	September-2021	Cayman Islands	100%
Gamewinhub Limited(“Gamewinhub”)	July-2023	Hong Kon	100%
Vast Ocean International Limited(“Vast Ocean”)	April-2021	Hong Kong	100%
The9 Singapore Pte. Ltd. (“The9 Singapore”)	April‑2010	Singapore	100%
1111 Limited (“1111”)	January -2018	Hong Kong	100%
Supreme Exchange Limited (“Supreme”)	December‑2018	Malta	90%
BET 111 Ltd. (“Bet 111”)	January -2019	Malta	90%
Coin Exchange Ltd (“Coin”)	January -2019	Malta	90%
The9 EV Limited (“The9 EV”)	May-2019	Hong Kong	100%
NBTC Limited (“NBTC”)	June-2019	Hong Kong	100%
FF The9 China Joint Venture Limited (“FF The9”)	September-2019	Hong Kong	50%
Huiling Computer Technology Consulting (Shanghai) Co. Ltd. (“Huiling”)	March-2019	PRC	100%
Leixian Information Technology (Shanghai) Co., Ltd. (“Leixian”)	March-2019	PRC	100%
Shanghai Yuyou Network Technology Co., Ltd. (“Yuyou”)	December-2016	PRC	100%
Shanghai Yuanyu Network Technology Co., Ltd. (“Yuanyu”)	November‑2023	PRC	100%
Hangzhou Niuxin Technology Co., Ltd. (“Niuxin”)	August-2021	PRC	100%

Variable interest entity:
Shanghai The9 Information Technology Co., Ltd. (“Shanghai IT” or the “VIE”)(Note 5)	September‑2000	PRC	N/A

Subsidiaries of VIE or Shanghai IT:

			Legal
	Date of	Place of	Ownership Held
Name of Entities	Registration	Registration	by Shanghai IT
Shanghai Jiushi Interactive Network Technology Co., Ltd. (“Jiushi”)	July‑2011	PRC	80%
Shanghai ShencaiChengjiu Information Technology Co., Ltd. (“SH Shencai”)	May‑2015	PRC	60%
Shanghai Zhiaojiqi Information Technology Co., Ltd. (“Shanghai Zhiaojiqi”)	November-2015	PRC	0%
Wuxi Interest Dynamic Network Technology Co., Ltd. (“Wuxi Qudong”)	June‑2016	PRC	100%
Silver Express Investments Ltd. (“Silver Express”)	November‑2007	Hong Kong	100%
Shanghai Shuwan Culture Co., Ltd. (“shuwan”)	July-2021	PRC	60%
Shanghai Big data culture media Co., Ltd(“Big data”)	April-2007	PRC	68.0078%